UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY            February 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       88

Form 13F Information Table Value Total:   $195,219
                                         (thousands)


List of Other Included Managers:  None

                                                     FORM 13F INFORMATION TABLE
                               TITLE OF                     VALUE      SHRS/    PUT/   INVSMT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (x$1000)   PRN AMT  CALL   DSCRTN   MNGRS   SOLE       SHARED      NONE


AT&T INC                       COM              00206R102        617    14,845          SOLE               1,500         13,345
AFLAC INC                      COM              001055102     21,242   339,168          SOLE             134,174        204,994
AIR PRODS & CHEMS INC          COM              009158106        380     3,850          SOLE               1,600          2,250
ALVARION LTD                   COM              M0861T100      1,046   110,100          SOLE              40,600         69,500
AMERICAN INTL GROUP INC        COM              026874107      2,733    46,886          SOLE              14,900         31,986
ANALOG DEVICES INC             COM              032654105        247     7,800          SOLE               1,000          6,800
ANHEUSER BUSCH COS INC         COM              035229103      1,647    31,476          SOLE              14,092         17,384
APPLE INC                      COM              037833100      3,565    18,000          SOLE               6,700         11,300
ARCHER DANIELS MIDLAND CO      COM              039483102      3,269    70,412          SOLE              52,492         17,920
AU OPTRONICS CORP              SPONSORED ADR    002255107      2,646   137,800          SOLE              48,300         89,500
BJS WHOLESALE CLUB INC         COM              05548J106      1,455    43,021          SOLE              21,703         21,318
BP PLC                         SPONSORED ADR    055622104        372     5,090          SOLE               1,058          4,032
BT GROUP PLC                   ADR              05577E101      2,472    45,850          SOLE              27,725         18,125
BAKER HUGHES INC               COM              057224107     12,681   156,360          SOLE              80,700         75,660
BRONCO DRILLING CO INC         COM              112211107      1,559   104,950          SOLE              37,550         67,400
CADBURY SCHWEPPES PLC          ADR              127209302        600    12,160          SOLE               6,937          5,223
CARNIVAL CORP                  PAIRED CTF       143658300        823    18,500          SOLE              14,000          4,500
CHUBB CORP                     COM              171232101      2,811    51,500          SOLE              32,750         18,750
CHURCH & DWIGHT INC            COM              171340102        783    14,476          SOLE               1,725         12,751
CISCO SYS INC                  COM              17275R102        409    15,113          SOLE               8,720          6,393
COMCAST CORP NEW               CL A SPL         20030N200        245    13,500          SOLE                   0         13,500
COMCAST CORP NEW               CL A             20030N101        276    15,093          SOLE                 721         14,372
CORNING INC                    COM              219350105      2,322    96,800          SOLE              54,850         41,950
COVENTRY HEALTH CARE INC       COM              222862104        313     5,285          SOLE               2,686          2,599
DAIMLER AG                     REG SHS          D1668R123      1,914    20,000          SOLE               6,950         13,050
DIAGEO P L C                   COM              25243Q205        309     3,600          SOLE               1,900          1,700
DU PONT E I DE NEMOURS & CO    COM              263534109        279     6,324          SOLE                   0          6,324
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109      1,450    38,450          SOLE              31,500          6,950
EL PASO CORP                   COM              28336L109      2,338   135,600          SOLE              79,700         55,900
ERICSSON L M TEL CO            ADR B SEK 10     294821608      1,982    84,886          SOLE              22,555         62,331
EXXON MOBIL CORP               COM              30231G102      3,453    36,854          SOLE                   0         36,854
FEDERAL NATL MTG ASSN          COM              313586109        532    13,300          SOLE               8,075          5,225
FERRO CORP                     COM              315405100      3,605   173,900          SOLE              58,000        115,900
GENERAL ELECTRIC CO            COM              369604103      5,027   135,605          SOLE              35,550        100,055
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206      1,360    57,200          SOLE              38,100         19,100
HSBC HLDGS PLC                 SPON ADR NEW     404280406      3,286    39,250          SOLE              21,800         17,450
HARRAHS ENTMT INC              COM              413619107      1,278    14,400          SOLE               4,400         10,000
HESS CORP                      COM              42809H107        575     5,700          SOLE               2,100          3,600
HOUSEVALUES INC                COM              44183Y102         39    12,471          SOLE              12,471              0
INTEL CORP                     COM              458140100      5,063   189,925          SOLE              69,000        120,925
INTERNATIONAL BUSINESS MACHS   COM              459200101      1,379    12,760          SOLE              10,000          2,760
IRON MTN INC                   COM              462846106      4,557   123,100          SOLE              54,200         68,900
ISHARES INC                    MSCI HONG KONG   464286871      2,175    99,200          SOLE              34,200         65,000
ISHARES INC                    MSCI JAPAN       464286848      6,513   490,100          SOLE             228,650        261,450
ITT CORP NEW                   COM              450911102        304     4,600          SOLE               2,200          2,400
JP MORGAN CHASE & CO           COM              46625H100      2,799    64,120          SOLE              40,050         24,070
KBR INC                        COM              48242W106      2,328    60,000          SOLE              45,000         15,000
KIMCO REALTY CORP              COM              49446R109      2,341    64,320          SOLE                   0         64,320
LOCKHEED MARTIN CORP           COM              539830109      4,790    45,506          SOLE              18,700         26,806
MARKEL CORP                    COM              570535104        270       550          SOLE                   0            550
MARSH & MCLENNAN COS INC       COM              571748102        662    25,000          SOLE              10,100         14,900
MEDCO HEALTH SOLUTIONS INC     COM              58405U102        562    11,092          SOLE               3,880          7,212
MERCK & CO INC                 COM              589331107        935    16,082          SOLE               8,000          8,082
MICROSOFT CORP                 COM              594918104      5,171   145,247          SOLE              66,550         78,697
MONSANTO CO NEW                COM              61166W101        201     1,802          SOLE                 408          1,394
MORGAN STANLEY                 COM NEW          617446448      1,275    24,000          SOLE               8,500         15,500
MOTOROLA INC                   COM              620076109        754    47,015          SOLE              18,300         28,715
NABORS INDUSTRIES LTD          SHS              G6359F103      2,550    93,100          SOLE              33,300         59,800
NATIONAL SEMICONDUCTOR CORP    COM              637640103      1,657    73,200          SOLE              26,200         47,000
NETWORK APPLIANCE INC          COM              64120L104        235     9,400          SOLE               3,100          6,300
NEWS CORP                      CL B             65248E203        425    20,000          SOLE              20,000              0
PMC-SIERRA INC                 COM              69344F106      2,047   313,000          SOLE              95,000        218,000
PEPSICO INC                    COM              713448108      1,949    25,677          SOLE              15,900          9,777
PFIZER INC                     COM              717081103        737    32,445          SOLE                   0         32,445
PITNEY BOWES INC               COM              724479100        408    10,733          SOLE               9,000          1,733
PROCTER & GAMBLE CO            COM              742718109        581     7,917          SOLE               2,000          5,917
ROYAL BK CDA MONTREAL QUE      COM              780087102        369     7,232          SOLE               7,232              0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      3,885    46,143          SOLE              13,000         33,143
SCHLUMBERGER LTD               COM              806857108      3,961    40,268          SOLE              17,728         22,540
SPDR TR                        UNIT SER 1       78462F103      2,222    15,200          SOLE               7,950          7,250
STREETTRACKS GOLD TR           GOLD SHS         863307104        825    10,000          SOLE               2,400          7,600
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104        243     6,000          SOLE                   0          6,000
SUN MICROSYSTEMS INC           COM NEW          866810203      2,793   154,030          SOLE              51,375        102,655
TECHNE CORP                    COM              878377100      4,594    69,547          SOLE              31,547         38,000
TELEFLEX INC                   COM              879369106        410     6,500          SOLE                   0          6,500
TELEFONICA S A                 SPONSORED ADR    879382208      3,044    31,195          SOLE              20,041         11,154
3M CO                          COM              88579Y101        353     4,189          SOLE                   0          4,189
TIME WARNER INC                COM              887317105        375    22,739          SOLE              11,700         11,039
TOOTSIE ROLL INDS INC          COM              890516107        667    24,323          SOLE               9,070         15,253
TRANSOCEAN INC NEW             SHS              G90073100      3,669    25,632          SOLE               9,609         16,023
UNILEVER N V                   N Y SHS NEW      904784709      4,902   134,454          SOLE              48,075         86,379
UST INC                        COM              902911106      2,567    46,835          SOLE              30,775         16,060
UNITED STATES STL CORP NEW     COM              912909108     10,189    84,270          SOLE              39,060         45,210
UNITED TECHNOLOGIES CORP       COM              913017109      1,421    18,568          SOLE              16,700          1,868
VERIZON COMMUNICATIONS         COM              92343V104        342     7,831          SOLE               1,647          6,184
WACHOVIA CORP NEW              COM              929903102      2,085    54,835          SOLE              21,712         33,123
DISNEY WALT CO                 COM DISNEY       254687106      1,380    42,744          SOLE              13,303         29,441
WYETH                          COM              983024100        312     7,070          SOLE                   0          7,070

